J.P. Morgan Fleming Mutual Fund Group, Inc.

245 Park Avenue

New York, NY 10167

March 17, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:  Filing Desk

Re:

J.P. Morgan Fleming Mutual Fund Group, Inc.

Ladies and Gentlemen:

On behalf of JPMorgan Trust II, we hereby submit for filing via EDGAR under Rule 488 of the Securities Act of 1933, the Registration statement on Form N-14 with respect to the following proposed reorganization, among others:

Trust	Acquired Fund		Trust	Acquiring Fund
JPMorgan Trust II	JPMorgan Diversified Mid Cap Value Fund	merges with and into	J.P. Morgan Fleming Mutual Fund Group, Inc.	JPMorgan Mid Cap Value Fund

The Registration Statement is proposed to become effective on April 15, 2009 pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

   /s/  Elizabeth A. Davin

Elizabeth A. Davin

Assistant Secretary